CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Operating activities:
Net Income (loss)	$ 3,337	$ (6,477)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Non-cash gain on debt extinguishment		(5)
Non-cash interest expense		1,006
Non-cash license expense	192
Non-cash gain on settlement of liabilities	(18)	(534)
Share based compensation expense	504	277
Changes in fair market value of liabilities:
Stock reserved for issuance to settle liabilities		2,503
Price adjustable warrants	(7,309)	(13)
Changes in assets and liabilities:
Accounts receivable	500	(495)
Prepaid expenses and other current assets	52	(181)
Accounts payable	94	(563)
Accrued restructuring		(12)
Accrued and other liabilities	483	(285)
Net cash used in operating activities	(2,165)	(4,779)
Investing activities:
Increase in other assets	(45)
Net cash used in investing activities	(45)
Financing activities:
Proceeds from sales of preferred shares and warrants, net	1,095	5,929
Payments of notes payable		(250)
Proceeds from exercise of warrants	1	23
Insurance financing		(8)
Net cash provided by financing activities	1,096	5,694
Net increase (decrease) in cash	(1,114)	915
Cash - beginning of year	1,824	909
Cash - end of year	710	1,824
Non-cash financing activities:
Reclassification of fair value liability for price adjustable warrants exercised		1,917
Issuance of common stock to settle liabilities	207	3,517
Fair value of warrants to purchase common stock issued to settle liabilities	65
Debt conversion to common shares		1,479
Supplemental Disclosure
Cash paid for interest		83
Series C Convertable Preferred Stock
Non-cash financing activities:
Deemed dividend to convertible preferred stockholders		$ 6,000
Par value of common stock issued upon conversion of convertible preferred stock	7
Series D Convertible Preferred Stock
Non-cash financing activities:
Deemed dividend to convertible preferred stockholders	690
Par value of common stock issued upon conversion of convertible preferred stock	$ 4